Nuveen Floating Rate Income Fund
Portfolio of Investments April 30, 2024
(Unaudited)
JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 159.6%  (95.5% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 139 .5% ( 83 .5 % of Total Investments) (b) X 1,735,392,072
Automobiles & Components - 0.7% (0.4% of Total Investments)
$ 1,048 Adient US LLC, Term Loan B2 8.066% TSFR1M 2.750% 1/29/31 $ 1,054,244
3,312 Clarios Global LP, Term Loan B 8.316% SOFR30A 3.000% 5/06/30 3,327,232
3,819 DexKo Global Inc., Term Loan B 9.321% SOFR90A 3.750% 10/04/28 3,796,461
Total Automobiles & Components 8,177,937
Capital Goods - 8.4% (5.0% of Total Investments)
4,091 ACProducts, Inc., Term Loan B
, (DD1)
9.814% SOFR90A 4.250% 5/17/28 3,563,560
624 Aegion Corporation, Term Loan 9.567% TSFR1M 4.250% 5/17/28 628,845
7,311 Ali Group North America
Corporation, Term Loan B
7.445% SOFR30A 2.000% 10/13/28 7,336,264
4,314 Alliance Laundry Systems LLC,
Term Loan B
8.910% 3.500% 10/08/27 4,335,741
1,078 Atlas CC Acquisition Corp, Term
Loan B
9.855% TSFR3M 4.250% 5/25/28 992,612
219 Atlas CC Acquisition Corp, Term
Loan C
9.855% TSFR3M 4.250% 5/25/28 201,887
2,705 Centuri Group, Inc, Term Loan B 7.871% 2.500% 8/28/28 2,710,899
10,532 Chamberlain Group Inc, Term
Loan B
8.666% SOFR30A 3.250% 10/22/28 10,536,057
500 Chariot Buyer LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 501,652
2,192 Chart Industries, Inc., Term Loan 8.673% SOFR30A 3.250% 3/18/30 2,202,172
4,645 Core & Main LP, Term Loan B 7.918% 2.500% 6/10/28 4,674,308
1,189 Cornerstone Building Brands,
Inc., Term Loan B
8.671% SOFR30A 3.250% 4/12/28 1,167,359
361 Dynasty Acquisition Co Inc
,Term Loan , (WI/DD)
TBD TBD TBD TBD 362,994
375 Fly Funding II S.a.r.l., Term Loan
B
7.330% 3-Month LIBOR 1.750% 8/11/25 366,015
4,837 Gates Global LLC, Term Loan B3 7.916% TSFR1M 2.500% 3/31/27 4,858,179
1,900 INNIO Group Holding GmbH,
Term Loan B
9.576% TSFR3M 4.250% 11/06/28 1,914,849
6,305 Madison IAQ LLC, Term Loan 8.680% SOFR30A 3.250% 6/21/28 6,315,072
1,730 MI Windows and Doors, LLC,
Term Loan B2
8.816% TSFR1M 3.500% 3/21/31 1,740,095
7,453 Quikrete Holdings, Inc., Term
Loan B
7.819% SOFR30A 2.500% 3/18/31 7,466,163
3,395 Resideo Funding Inc., Term
Loan
7.684% SOFR30A 2.250% 2/14/28 3,403,487
139 Standard Aero Ltd ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 139,961
2,188 Standard Industries Inc., Term
Loan B
7.680% TSFR1M 2.250% 9/22/28 2,196,524
3,880 Titan Acquisition Limited, Term
Loan B , (DD1)
10.317% SOFR90A 5.000% 2/01/29 3,904,657
4,498 TK Elevator US Newco Inc, Term
Loan B , (DD1)
8.791% SOFR90A 3.500% 4/15/30 4,521,382
4,101 TransDigm, Inc., Term Loan H 8.059% SOFR90A 2.750% 2/22/27 4,123,226
10,850 TransDigm, Inc., Term Loan I 8.570% SOFR90A 3.250% 8/24/28 10,916,540
349 TransDigm, Inc., Term Loan J 8.559% SOFR30A 3.250% 2/28/31 351,567
4,165 Victory Buyer LLC, Term Loan 9.342% TSFR3M 3.750% 11/18/28 3,958,481
8,781 Windsor Holdings III, LLC, Term
Loan B
9.319% SOFR30A 4.000% 8/01/30 8,867,516
Total Capital Goods 104,258,064

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services - 10.3% (6.1% of Total Investments)
$ 11,090 Allied Universal Holdco LLC,
Term Loan B
9.166% TSFR1M 3.750% 5/15/28 $ 11,110,967
4,891 Amentum Government Services
Holdings LLC, Term Loan
9.315% SOFR30A 4.000% 2/07/29 4,908,519
1,125 Anticimex Global AB, Term Loan
, (WI/DD)
TBD TBD TBD TBD 1,106,719
4,627 Anticimex International AB,
Term Loan B1
8.461% SOFR90A 3.150% 11/16/28 4,646,501
2,545 CHG Healthcare Services Inc.,
Term Loan
12.909% SOFR90A 7.500% 9/29/28 2,553,272
3,132 CoreLogic, Inc., Term Loan 8.930% TSFR1M 3.500% 6/02/28 3,038,413
4,187 Covanta Holding Corporation,
Term Loan B
7.816% TSFR1M 2.500% 11/30/28 4,192,883
320 Covanta Holding Corporation,
Term Loan C
7.817% TSFR1M 2.500% 11/30/28 320,513
6,016 Creative Artists Agency, LLC ,
Term Loan B
8.566% TSFR1M 3.250% 11/27/28 6,043,814
1,447 Dayforce, Inc., Term Loan B 7.816% TSFR1M 2.500% 3/03/31 1,451,522
7,482 Dun & Bradstreet Corporation
(The), Term Loan B
8.068% TSFR1M 2.750% 1/18/29 7,508,083
5,583 EAB Global, Inc., Term Loan 8.930% 1-Month LIBOR 3.500% 8/16/28 5,596,912
3,030 Evertec Group, LLC, Term Loan
B
8.816% TSFR1M 3.500% 10/15/30 3,049,441
4,978 Garda World Security
Corporation, Term Loan B
9.583% SOFR90A 4.250% 2/01/29 5,005,935
3,748 GFL Environmental Inc., First
Lien Term Loan
7.826% TSFR3M 2.500% 5/28/27 3,770,438
17,663 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 17,745,839
1,706 Herman Miller, Inc, Term Loan B 7.430% TSFR1M 2.000% 7/19/28 1,704,945
4,598 LABL, Inc., Term Loan, First Lien 10.416% TSFR1M 5.000% 10/29/28 4,509,851
3,367 OMNIA Partners LLC, Term
Loan B
9.074% SOFR90A 3.750% 7/25/30 3,390,128
5,867 Prime Security Services
Borrower, LLC, Term Loan B
7.579% TSFR3M 2.250% 10/15/30 5,885,147
82 Travelport Finance
(Luxembourg) S.a.r.l., Term Loan
N/A% N/A N/A 2/28/25 75,431
7,317 Verscend Holding Corp., Term
Loan B
9.445% 1-Month LIBOR 4.000% 8/27/25 7,325,705
8,024 Vertical US Newco Inc, Term
Loan B , (DD1)
9.081% 3.500% 7/30/27 8,066,725
773 VT Topco, Inc., Term Loan B 8.816% TSFR1M 3.500% 8/12/30 777,009
14,663 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.180% TSFR1M 2.750% 3/27/28 13,889,118
Total Commercial & Professional Services 127,673,830
Consumer Discretionary Distribution & Retail - 5.9% (3.5% of Total Investments)
853 Academy, Ltd., Term Loan 9.193% TSFR1M 3.750% 11/08/27 855,044
1,275 Avis Budget Car Rental, LLC,
Term Loan B
7.180% SOFR30A 1.750% 8/06/27 1,263,552
2,660 Avis Budget Car Rental, LLC,
Term Loan C
8.416% SOFR30A 3.000% 3/16/29 2,653,539
1,252 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 1,153,522
6,018 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
10.000% N/A N/A 7/31/25 1,303,839
2,174 Belron Finance US LLC, Term
Loan, First Lien
7.677% SOFR90A 2.250% 4/13/29 2,178,672
1,820 CI Maroon Holdings LLC ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,830,247
9,051 CNT Holdings I Corp, Term Loan 8.830% TSFR3M 3.500% 11/08/27 9,093,633

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 1,831 Driven Holdings, LLC, Term
Loan B
8.430% SOFR30A 3.000% 12/18/28 $ 1,834,040
2,466 EOS Finco Sarl, Term Loan 11.309% SOFR90A 6.000% 8/03/29 1,791,346
1,778 Fastlane Parent Company, Inc.,
Term Loan B
9.816% SOFR30A 4.500% 9/29/28 1,786,037
5,331 (d) Jo-Ann Stores, Inc., Term Loan
B1
10.076% SOFR90A 4.750% 6/30/28 146,589
500 Kodiak BP LLC ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 502,502
7,318 LBM Acquisition LLC, Term Loan
B , (DD1)
9.166% TSFR1M 3.750% 12/20/27 7,336,476
2,442 Les Schwab Tire Centers, Term
Loan B
8.686% SOFR30A 3.250% 11/02/27 2,451,957
2,655 Mister Car Wash Holdings, Inc.,
Term Loan B
8.316% TSFR1M 3.000% 3/21/31 2,664,133
18,608 PetSmart, Inc., Term Loan B 9.166% SOFR30A 3.750% 2/14/28 18,375,812
5,731 Restoration Hardware, Inc., Term
Loan B
7.930% SOFR30A 2.500% 10/15/28 5,601,649
3,212 SRS Distribution Inc., Term Loan 8.666% SOFR30A 3.250% 6/04/28 3,238,017
1,428 Staples, Inc., Term Loan 10.443% 1-Month LIBOR 5.000% 4/13/26 1,412,736
5,595 Wand NewCo 3, Inc., Term
Loan B
9.066% SOFR30A 3.750% 1/30/31 5,638,054
Total Consumer Discretionary Distribution & Retail 73,111,396
Consumer Durables & Apparel - 2.6% (1.6% of Total Investments)
4,325 (e) AI Aqua Merger Sub, Inc., Term
Loan
9.570% 4.250% 7/31/28 4,352,031
9,633 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien , (DD1)
9.074% SOFR30A 3.750% 7/31/28 9,677,551
1,000 Amer Sports Company, Term
Loan
8.576% TSFR3M 3.250% 2/18/31 1,004,065
2,784 Birkenstock GmbH & Co. KG,
Term Loan B
8.827% SOFR90A 3.250% 4/28/28 2,799,377
1,555 Hayward Industries, Inc., Term
Loan
8.180% SOFR30A 2.750% 5/30/28 1,558,298
108 Serta Simmons Bedding, LLC,
Term Loan
12.924% SOFR90A 7.500% 6/29/28 95,034
2,227 SRAM, LLC , Term Loan B 8.180% SOFR30A 2.750% 5/18/28 2,228,997
6,168 Topgolf Callaway Brands Corp.,
Term Loan B
8.316% TSFR1M 3.000% 3/09/30 6,196,349
4,695 Weber-Stephen Products LLC,
Term Loan B , (DD1)
8.680% SOFR30A 3.250% 10/29/27 4,349,590
Total Consumer Durables & Apparel 32,261,292
Consumer Services - 19.7% (11.8% of Total Investments)
35,128 1011778 B.C. Unlimited Liability
Company, Term Loan B5 , (DD1)
7.566% TSFR1M 2.250% 9/23/30 35,224,996
766 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.588% SOFR90A 14.000% 9/29/26 497,891
1,574 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.529%, PIK
5.000%)
10.571% SOFR90A 5.000% 12/29/25 781,920
4,336 Alterra Mountain Company,
Term Loan B4
8.577% TSFR1M+1-
Week LIBOR
3.250% 8/17/28 4,360,156
204 Alterra Mountain Company,
Term Loan B5
8.827% TSFR1M 3.500% 5/31/30 205,436
1,457 Aramark Services, Inc., Term
Loan B5
7.316% TSFR1M 2.000% 6/24/30 1,458,286
876 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%)
7.500% 3-Month LIBOR 10.000% 12/04/26 909,348

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 11,811 Caesars Entertainment Corp,
Term Loan B
8.666% SOFR30A 3.250% 1/25/30 $ 11,849,853
4,000 Caesars Entertainment Inc.,
Term Loan B1
8.066% TSFR1M 2.750% 2/06/31 4,010,500
3,054 Carnival Corporation, Term
Loan B
8.067% SOFR30A 2.750% 10/18/28 3,070,015
3,635 Carnival Corporation, Term
Loan B
8.067% SOFR30A 2.750% 8/09/27 3,658,237
2,225 Cedar Fair LP ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 2,227,781
6,695 Churchill Downs Incorporated,
Term Loan B1
7.416% TSFR1M 2.000% 3/17/28 6,709,986
17,055 ClubCorp Holdings, Inc., Term
Loan B2
10.564% SOFR90A 5.000% 9/18/26 17,115,105
15,274 Fertitta Entertainment, LLC,
Term Loan B
9.069% SOFR30A 3.750% 1/29/29 15,327,010
2,890 Fleet Midco I Limited, Term
Loan B
8.574% TSFR3M 3.250% 2/10/31 2,904,450
24,065 Flutter Entertainment PLC, Term
Loan B
7.559% SOFR90A 2.250% 11/29/30 24,137,724
7,472 Formula One Holdings Limited,
Term Loan B
7.559% SOFR90A 2.250% 1/15/30 7,493,482
1,935 GT Polaris, Inc., Term Loan 9.341% TSFR3M 3.750% 9/24/27 1,933,437
5,807 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.909% SOFR90A 3.500% 10/31/29 5,832,852
10,242 Hilton Domestic Operating
Company, Inc., Term Loan B4
7.417% SOFR30A 2.000% 11/08/30 10,276,730
2,090 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.941% TSFR1M 2.625% 1/17/31 2,096,751
5,119 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.816% SOFR30A 2.500% 8/02/28 5,132,519
15,388 IRB Holding Corp, Term Loan B 8.166% SOFR30A 2.750% 12/15/27 15,428,120
4,609 Life Time Fitness Inc , Term
Loan, First Lien
9.591% SOFR90A 4.000% 1/15/26 4,642,316
10,845 Light and Wonder International,
Inc., Term Loan
8.071% TSFR1M 2.750% 4/16/29 10,882,803
800 Marriott Ownership Resorts,
Inc., Term Loan B
7.566% SOFR30A 2.250% 4/01/31 801,000
11,307 Motion Finco Sarl, Term Loan B
, (DD1)
9.071% SOFR90A 3.500% 11/30/29 11,308,491
1,564 NASCAR Holdings, Inc, Term
Loan B
7.930% SOFR30A 2.500% 10/19/26 1,575,879
3,024 PCI Gaming Authority, Term
Loan
7.930% SOFR30A 2.250% 5/29/26 3,035,842
2,560 Penn National Gaming, Inc.,
Term Loan B
8.166% SOFR30A 2.750% 4/20/29 2,566,432
5,025 PG Investment Company 59 S.a
r.l., Term Loan B , (DD1)
8.812% SOFR90A 3.500% 3/24/31 5,049,070
6,712 Scientific Games Holdings LP,
Term Loan B , (DD1)
8.556% SOFR90A 3.250% 2/04/29 6,723,143
5,728 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.816% TSFR1M 2.500% 8/25/28 5,733,239
7,413 Spin Holdco Inc., Term Loan 9.585% SOFR90A 4.000% 3/06/28 6,564,834
2,592 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.187% SOFR30A+1-
Month LIBOR
2.750% 5/16/25 2,601,999
717 WW International, Inc., Term
Loan B
8.930% TSFR1M 3.500% 4/13/28 327,694
Total Consumer Services 244,455,327

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Staples Distribution & Retail - 0.6% (0.3% of Total Investments)
$ 2,289 Cardenas Markets, Inc., Term
Loan
12.159% SOFR90A 6.750% 8/01/29 $ 2,305,609
4,450 US Foods, Inc., Term Loan B 7.430% SOFR30A 2.000% 9/14/26 4,469,174
368 US Foods, Inc., Term Loan B 7.316% TSFR1M 2.000% 11/22/28 369,998
Total Consumer Staples Distribution & Retail 7,144,781
Diversified Financials - 0.0% (0.0% of Total Investments)
4,663 (d) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 512,913
Total Diversified Financials 512,913
Energy - 3.0% (1.8% of Total Investments)
3,681 BCP Renaissance Parent LLC,
Term Loan B , (DD1)
8.829% SOFR90A 3.500% 10/31/28 3,703,089
10,232 Freeport LNG Investments, LLLP,
Term Loan A , (DD1)
8.586% TSFR3M 3.000% 11/16/26 10,162,204
4,386 Freeport LNG Investments, LLLP,
Term Loan B , (DD1)
9.086% SOFR90A 3.500% 12/21/28 4,367,466
4,340 Gulf Finance, LLC, Term Loan 12.181% SOFR30A 6.750% 8/25/26 4,357,448
203 M6 ETX Holdings II Midco LLC,
Term Loan B
9.817% TSFR1M 4.500% 8/11/29 203,718
4,351 Oryx Midstream Services
Permian Basin LLC, Term Loan B
8.436% SOFR30A 3.000% 10/05/28 4,370,378
4,008 TransMontaigne Operating
Company L.P., Term Loan B
8.933% SOFR30A 3.500% 11/05/28 4,019,573
4,911 Traverse Midstream Partners
LLC, Term Loan
8.817% 3-Month LIBOR 3.500% 2/16/28 4,931,454
1,712 Whitewater Whistler Holdings,
LLC, Term Loan B
8.063% SOFR90A 2.750% 2/15/30 1,719,596
Total Energy 37,834,926
Financial Services - 1.5% (0.9% of Total Investments)
1,920 Advisor Group Holdings Inc
,Term Loan , (WI/DD)
TBD TBD TBD TBD 1,933,958
866 Advisor Group, Inc., Term Loan
B
9.816% TSFR1M 4.500% 8/16/28 872,627
2,200 Aragorn Parent Corporation,
Term Loan
9.569% SOFR30A 4.250% 12/15/28 2,213,784
6,302 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.915% TSFR1M 1.500% 2/12/27 6,311,356
500 Kestra Advisor Services
Holdings A Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 503,125
3,114 NCR Atleos LLC, Term Loan B 10.175% 4.750% 3/27/29 3,140,003
3,784 WEX Inc., Term Loan B 7.316% TSFR1M 2.000% 4/03/28 3,798,288
Total Financial Services 18,773,141
Food Beverage & Tobacco - 0.2% (0.1% of Total Investments)
3,308 City Brewing Company, LLC,
First Lien
8.797% TSFR1M 3.500% 4/14/28 2,406,783
Total Food Beverage & Tobacco 2,406,783
Food, Beverage & Tobacco - 3.3% (2.0% of Total Investments)
298 8th Avenue Food & Provisions,
Inc., Term Loan
10.180% SOFR30A 4.750% 10/01/25 288,769
3,712 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.180% 1-Month LIBOR 3.750% 10/01/25 3,583,709
2,049 Arterra Wines Canada, Inc.,
Term Loan
9.071% SOFR90A 3.500% 11/25/27 1,888,985
4,274 CHG PPC Parent LLC, Term Loan 8.430% SOFR30A 3.000% 12/08/28 4,284,235

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Food, Beverage & Tobacco (continued)
$ 1,212 City Brewing Company, LLC
Term Loan , (WI/DD)
TBD TBD TBD TBD $ 1,208,741
3,308 City Brewing Company, LLC,
Term Loan
8.797% TSFR3M 3.500% 4/14/28 3,060,171
5,125 Fiesta Purchaser, Inc., Term
Loan B
9.317% TSFR1M 4.000% 2/12/31 5,151,599
2,185 Froneri International Ltd., Term
Loan
7.666% TSFR1M 2.250% 2/01/27 2,189,697
6,359 Pegasus BidCo BV, Term Loan 9.057% SOFR90A 3.750% 7/12/29 6,386,915
2,635 Sycamore Buyer LLC, Term
Loan B
7.683% SOFR30A 2.250% 7/23/29 2,614,705
7,488 Triton Water Holdings, Inc, Term
Loan
8.814% SOFR90A 3.250% 3/31/28 7,467,950
1,057 Triton Water Holdings, Inc, Term
Loan B
9.302% SOFR90A 4.000% 3/31/28 1,060,522
2,083 UTZ Quality Foods, LLC, Term
Loan B
8.066% SOFR90A 2.750% 1/20/28 2,089,486
Total Food, Beverage & Tobacco 41,275,484
Health Care Equipment & Services - 15.1% (9.0% of Total Investments)
3,940 ADMI Corp., Term Loan B5 11.066% TSFR1M 5.750% 12/23/27 3,972,139
7,069 AHP Health Partners, Inc., Term
Loan B
8.930% SOFR30A 3.500% 8/23/28 7,097,484
22,724 Bausch & Lomb, Inc., Term Loan 8.669% SOFR30A 3.250% 5/05/27 22,612,973
744 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 747,888
1,612 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 1,620,425
1,896 Gainwell Acquisition Corp.,
Term Loan B
9.409% SOFR90A 4.000% 10/01/27 1,813,278
1,522 Global Medical Response, Inc.,
Term Loan
9.680% SOFR30A 4.250% 3/14/25 1,447,843
10,351 Global Medical Response, Inc.,
Term Loan B
9.813% SOFR90A 4.250% 10/02/25 9,859,660
8,554 ICON Luxembourg S.A.R.L.,
Term Loan B
7.320% SOFR90A 2.000% 7/03/28 8,600,058
1,216 Insulet Corporation, Term Loan
B
8.316% TSFR1M 3.000% 5/04/28 1,222,086
294 Medline Borrower, LP, Term
Loan B
8.068% SOFR30A 2.750% 10/23/28 295,108
30,949 Medline Borrower, LP, Term
Loan B
8.066% TSFR1M 2.750% 10/23/28 31,065,329
9,786 National Mentor Holdings, Inc.,
Term Loan , (DD1)
9.163% 3.750% 3/02/28 8,952,724
234 National Mentor Holdings, Inc.,
Term Loan C , (DD1)
9.159% SOFR90A 3.750% 3/02/28 214,462
4,789 Onex TSG Intermediate Corp.,
Term Loan B
10.341% TSFR3M 4.750% 2/28/28 4,795,573
1,250 Pacific Dental Services Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,254,562
1,996 Packaging Coordinators Midco,
Inc., Term Loan, First Lien ,
(DD1)
9.071% SOFR90A 3.500% 11/30/27 2,005,346
21,105 Parexel International
Corporation, Term Loan, First
Lien
8.680% SOFR30A 3.250% 11/15/28 21,196,238
13,756 Phoenix Guarantor Inc, Term
Loan
8.567% TSFR1M 3.250% 2/21/31 13,675,020

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 2,131 PRA Health Sciences, Inc., Term
Loan B
7.309% SOFR90A 2.000% 7/03/28 $ 2,142,224
11,090 Select Medical Corporation,
Term Loan B1
8.316% TSFR1M 3.000% 3/05/27 11,114,252
7,773 Star Parent, Inc., Term Loan B 9.309% SOFR90A 4.000% 9/30/30 7,780,307
17,563 Surgery Center Holdings, Inc.,
Term Loan , (DD1)
8.815% TSFR1M 3.500% 12/19/30 17,688,247
3,241 Team Health Holdings, Inc.,
Term Loan B
10.575% SOFR90A 5.250% 3/02/27 2,849,487
2,337 US Radiology Specialists, Inc.,
Term Loan
10.702% SOFR90A 5.250% 12/15/27 2,345,149
2,428 Vyaire Medical, Inc., Term Loan
B
10.310% SOFR180A 4.750% 4/16/25 1,596,368
Total Health Care Equipment & Services 187,964,230
Household & Personal Products - 0.6% (0.4% of Total Investments)
4,997 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
9.314% SOFR90A 3.750% 12/22/26 5,011,299
2,451 Kronos Acquisition Holdings
Inc., Term Loan, First Lien ,
(DD1)
11.493% SOFR90A 6.000% 12/22/26 2,464,066
Total Household & Personal Products 7,475,365
Insurance - 10.1% (6.1% of Total Investments)
10,288 Acrisure, LLC, Term Loan B 8.930% 1-Month LIBOR 3.500% 2/15/27 10,295,342
9,899 Alliant Holdings Intermediate,
LLC, Term Loan B6 , (DD1)
8.819% SOFR30A 3.500% 11/06/30 9,949,193
2,310 AmWINS Group, Inc., Term
Loan B
8.180% SOFR30A 2.750% 2/19/28 2,318,803
2,972 AssuredPartners, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 2,977,352
7,225 AssuredPartners, Inc., Term
Loan B5
8.816% TSFR1M 3.500% 2/14/31 7,264,810
256 Asurion LLC, Term Loan B11 9.666% SOFR30A 4.250% 8/21/28 250,100
19,717 Asurion LLC, Term Loan B8 8.680% SOFR30A 3.250% 12/23/26 19,315,894
2,898 Asurion LLC, Term Loan B9 ,
(DD1)
8.680% SOFR30A 3.250% 7/30/27 2,822,539
4,884 Broadstreet Partners, Inc., Term
Loan B
8.430% SOFR30A 3.000% 1/27/27 4,899,192
3,713 Broadstreet Partners, Inc., Term
Loan B2 , (DD1)
8.680% SOFR30A 3.250% 1/27/27 3,722,917
9,234 Broadstreet Partners, Inc., Term
Loan B3 , (DD1)
9.066% TSFR1M 3.750% 1/26/29 9,277,981
17,341 HUB International Limited, Term
Loan B , (DD1)
8.569% TSFR3M 3.250% 6/20/30 17,448,263
1,592 Ryan Specialty Group, LLC, Term
Loan
8.066% SOFR30A 2.750% 9/01/27 1,597,226
17,305 Truist Insurance Holdings LLC
,Term Loan , (WI/DD)
TBD TBD TBD TBD 17,361,847
5,249 USI, Inc., Term Loan 8.552% SOFR90A 3.250% 9/27/30 5,272,191
10,945 USI, Inc., Term Loan B , (DD1) 8.302% SOFR90A 3.000% 11/23/29 10,984,167
Total Insurance 125,757,817
Materials - 8.7% (5.2% of Total Investments)
2,720 Arsenal AIC Parent LLC, Term
Loan B
9.066% TSFR1M 3.750% 8/19/30 2,744,034
748 Ascend Performance Materials
Operations LLC, Term Loan B
10.074% TSFR3M 4.750% 8/27/26 736,438
2,495 ASP Unifrax Holdings Inc, Term
Loan B
9.202% SOFR90A 3.750% 12/12/25 2,416,502

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 4,020 Axalta Coating Systems U.S.
Holdings, Inc., Term Loan B6
7.330% TSFR3M 2.000% 12/20/29 $ 4,036,423
1,195 Berlin Packaging LLC, Term
Loan B5 , (DD1)
9.256% SOFR90A 3.750% 3/13/28 1,197,514
3,604 Charter NEX US, Inc., Term
Loan B
8.816% TSFR1M 3.500% 12/01/27 3,621,561
9,402 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.091% SOFR30A 3.675% 4/13/29 9,453,145
5,328 CPC Acquisition Corp, Term
Loan
9.321% SOFR90A 3.750% 12/29/27 4,523,259
3,800 Derby Buyer LLC, Term Loan 9.577% TSFR1M 4.250% 11/01/30 3,823,769
8,355 Discovery Purchaser
Corporation, Term Loan , (DD1)
9.681% TSFR3M 4.375% 8/03/29 8,358,904
1,489 INEOS Quattro Holdings UK
Ltd, Term Loan
9.180% SOFR30A 3.750% 3/03/30 1,487,827
4,511 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.666% SOFR30A 4.250% 3/29/29 4,507,970
5,193 Ineos US Finance LLC, Term
Loan B , (DD1)
8.930% SOFR30A 3.500% 2/09/30 5,212,778
2,000 Ineos US Finance LLC, Term
Loan B , (DD1)
9.067% TSFR1M 3.750% 1/31/31 2,008,760
1,398 Klockner-Pentaplast of America,
Inc., Term Loan B , (DD1)
10.267% SOFR180A 4.725% 2/09/26 1,267,344
529 Kraton Corporation, Term Loan 8.841% SOFR90A 3.250% 3/15/29 509,498
5,215 Lonza Group AG, Term Loan B 9.334% SOFR90A 3.925% 7/03/28 5,016,241
8,223 Nouryon Finance B.V., Term
Loan B
9.397% SOFR90A 4.000% 4/03/28 8,255,590
1,868 PMHC II, Inc., Term Loan B 9.706% SOFR90A 4.250% 2/03/29 1,843,977
989 PQ Corporation, Term Loan B 7.930% TSFR3M 2.500% 6/09/28 989,408
3,274 Proampac PG Borrower LLC,
Term Loan
10.590% TSFR3M 4.000% 9/15/28 3,300,216
6,453 Reynolds Group Holdings Inc. ,
Term Loan B
8.685% SOFR30A 3.250% 9/25/28 6,494,106
2,158 Reynolds Group Holdings Inc. ,
Term Loan B2
8.680% SOFR30A 3.250% 2/05/26 2,171,646
645 Starfruit Finco B.V, Term Loan 9.423% SOFR30A 4.000% 3/03/28 647,141
3,925 SupplyOne Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 3,942,172
8,641 TricorBraun Holdings, Inc., Term
Loan
8.680% SOFR30A 3.250% 3/03/28 8,559,271
997 Tronox Finance LLC, Term Loan 8.552% SOFR90A 3.250% 4/04/29 1,000,573
3,242 Tronox Finance LLC, Term Loan
B
8.816% TSFR1M 3.500% 8/16/28 3,254,551
6,299 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.180% TSFR1M 3.750% 7/02/25 6,301,775
873 W.R. Grace & Co.-Conn., Term
Loan B
9.321% SOFR90A 3.750% 9/22/28 875,338
Total Materials 108,557,731
Media & Entertainment - 6.1% (3.7% of Total Investments)
6,439 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.918% SOFR30A 3.500% 12/21/28 6,479,302
1,199 Altice Financing SA, Term Loan 10.329% TSFR3M 5.000% 10/29/27 1,092,494
4,135 AMC Entertainment Holdings,
Inc. , Term Loan B
8.433% SOFR30A 3.000% 4/22/26 3,600,558
2,917 Cable One, Inc., Term Loan B4 7.430% SOFR30A 2.000% 5/03/28 2,901,089
3,266 Cengage Learning, Inc., Term
Loan B
9.565% TSFR1M 4.250% 3/18/31 3,276,500
1,111 Checkout Holding Corp., Term
Loan
14.801% TSFR3M 9.500% 5/24/30 583,097

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 4,216 Cinemark USA, Inc., Term Loan
B , (DD1)
9.062% 3.750% 5/18/30 $ 4,240,422
9,291 Clear Channel Outdoor
Holdings, Inc., Term Loan
9.430% TSFR1M 4.000% 8/23/28 9,310,424
7,451 Crown Finance US, Inc., Term
Loan , (cash 6.941%, PIK
7.000%)
6.965% TSFR1M+1-
Month LIBOR
4.250% 7/31/28 7,595,530
5,854 DirecTV Financing, LLC, Term
Loan
10.430% TSFR1M 5.000% 8/02/27 5,891,119
3,829 Dotdash Meredith Inc, Term
Loan B
9.429% SOFR30A 4.000% 12/01/28 3,803,243
1,438 Gray Television, Inc., Term Loan
E
7.942% TSFR1M 2.500% 1/02/26 1,422,349
1,749 Lions Gate Capital Holdings
LLC, Term Loan B
7.666% SOFR30A 2.250% 3/24/25 1,748,892
7,301 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.180% SOFR30A 4.750% 7/31/28 7,317,719
1,194 Mission Broadcasting, Inc., Term
Loan B
7.942% TSFR1M 2.500% 6/02/28 1,190,498
1,630 Nexstar Broadcasting, Inc., Term
Loan B4
7.930% SOFR30A 2.500% 9/18/26 1,633,330
662 Radiate Holdco, LLC, Term Loan
B
8.680% TSFR1M 3.250% 9/25/26 535,060
1,600 Red Ventures, LLC, Term Loan B 8.317% TSFR1M 3.000% 2/23/30 1,603,056
860 Simon & Schuster Inc, Term
Loan B
9.330% TSFR3M 4.000% 10/30/30 864,730
4,221 UPC Financing Partnership,
Term Loan AX
8.435% SOFR30A 3.000% 1/31/29 4,212,030
3,700 Virgin Media Bristol LLC, Term
Loan Q
8.685% SOFR30A 3.250% 1/31/29 3,651,437
1,050 Virgin Media Bristol LLC, Term
Loan Y
8.656% SOFR180A 3.250% 3/06/31 1,033,158
2,455 Wood Mackenzie Limited, Term
Loan B
8.814% SOFR90A 3.500% 2/10/31 2,468,932
Total Media & Entertainment 76,454,969
Pharmaceuticals, Biotechnology & Life Sciences - 3.0% (1.8% of Total Investments)
3,362 Amneal Pharmaceuticals LLC,
Term Loan B
10.816% TSFR1M 5.500% 5/04/28 3,369,681
1,592 Curia Global, Inc., Term Loan 9.171% 3.750% 8/28/26 1,515,699
2,587 Elanco Animal Health
Incorporated, Term Loan B
7.177% TSFR1M 1.750% 8/02/27 2,585,977
20,227 Jazz Financing Lux S.a.r.l., Term
Loan B , (DD1)
8.430% SOFR30A 3.000% 5/05/28 20,369,478
7,585 Organon & Co, Term Loan 8.433% SOFR30A 3.000% 6/02/28 7,636,364
2,271 Perrigo Investments, LLC, Term
Loan B
7.666% SOFR30A 2.250% 4/05/29 2,271,140
Total Pharmaceuticals, Biotechnology & Life Sciences 37,748,339
Real Estate Management & Development - 0.7% (0.4% of Total Investments)
4,420 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.666% SOFR30A 3.250% 1/31/30 4,436,785
3,865 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.066% TSFR1M 4.000% 1/31/30 3,884,639
232 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.180% SOFR30A 2.750% 8/21/25 231,641
Total Real Estate Management & Development 8,553,065

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Semiconductors & Semiconductor Equipment - 0.1% (0.1% of Total Investments)
$ 3,444 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
7.165% TSFR3M+3-
Month LIBOR
4.500% 10/31/27 $ 1,041,779
Total Semiconductors & Semiconductor Equipment 1,041,779
Software & Services - 23.3% (14.0% of Total Investments)
1,436 Apttus Corporation, Term Loan 9.430% TSFR1M 4.000% 5/08/28 1,439,377
12,093 Avaya, Inc., Term Loan 6.642% 1-Month 5.326% 8/01/28 10,526,371
5,450 Azalea Topco Inc ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 5,439,781
16,499 Banff Merger Sub Inc, Term
Loan
9.566% SOFR30A 4.250% 12/29/28 16,620,340
6,104 Camelot U.S. Acquisition LLC,
Term Loan B
8.066% TSFR1M 2.750% 1/31/31 6,123,448
857 CCC Intelligent Solutions Inc.,
Term Loan B
7.680% SOFR30A 2.250% 9/21/28 858,063
10,788 Cotiviti Inc ,Term Loan , (WI/DD) TBD TBD TBD TBD 10,810,439
6,141 DTI Holdco, Inc., Term Loan 10.066% SOFR30A 4.750% 4/21/29 6,151,697
748 Epicor Software Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 753,504
17,907 Epicor Software Corporation,
Term Loan
8.680% SOFR30A 3.250% 7/30/27 18,006,403
798 Genesys Cloud Services
Holdings II LLC, Term Loan B
9.180% SOFR30A 3.750% 12/01/27 803,738
11,682 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.816% TSFR1M 4.000% 12/01/27 11,757,690
12,593 Informatica LLC, Term Loan B 8.195% SOFR30A 2.750% 10/14/28 12,630,779
2,733 Instructure Holdings, Inc., Term
Loan B
8.355% SOFR90A 2.750% 10/30/28 2,748,401
795 iQor US Inc., Exit Term Loan 12.918% SOFR30A 7.600% 11/19/24 801,037
2,194 iQor US Inc., Second Out Term
Loan
12.918% SOFR30A 7.600% 11/19/25 1,899,645
403 Ivanti Software, Inc., Term Loan
B
9.555% SOFR90A 4.000% 12/01/27 373,151
2,163 Ivanti Software, Inc., Term Loan
B
9.814% SOFR90A 4.250% 12/01/27 2,014,543
3,195 Marcel LUX IV SARL, Term Loan
B , (DD1)
9.810% 1-Month LIBOR 4.500% 10/07/30 3,214,314
10,619 McAfee, LLC, Term Loan B 9.177% SOFR30A 3.750% 2/03/29 10,655,790
7,103 Mitchell International, Inc., Term
Loan B , (DD1)
9.195% TSFR1M 3.750% 10/16/28 7,123,468
9,636 NortonLifeLock Inc., Term Loan
B
7.416% SOFR30A 2.000% 1/28/29 9,662,966
17,242 Open Text Corporation, Term
Loan B , (DD1)
8.166% SOFR30A 2.750% 1/31/30 17,311,900
9,362 Peraton Corp., Term Loan B 9.166% SOFR30A 3.750% 2/01/28 9,376,693
1,985 Perforce Software, Inc., Term
Loan
10.066% SOFR30A 4.750% 3/21/31 1,981,685
4,616 Perforce Software, Inc., Term
Loan B
9.166% TSFR1M 3.750% 7/01/26 4,592,015
2,106 Project Ruby Ultimate Parent
Corp., Term Loan , (WI/DD)
TBD TBD TBD TBD 2,107,388
4,770 Proofpoint, Inc., Term Loan, First
Lien
8.680% SOFR30A 3.250% 8/31/28 4,796,264
4,537 Quartz Acquireco LLC, Term
Loan B
8.809% SOFR90A 3.500% 4/14/30 4,564,151
7,239 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.552% TSFR1M 6.250% 5/15/28 7,257,201
13,896 Rackspace Technology Global,
Inc., Term Loan, First Lien
8.186% TSFR3M 2.750% 5/15/28 6,557,383
5,609 Rocket Software, Inc., Term
Loan B
10.066% TSFR1M 4.750% 11/28/28 5,586,096

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 1,992 Sedgwick Claims Management
Services, Inc., Term Loan B
9.066% TSFR1M 3.750% 2/24/28 $ 2,002,926
8,227 Sophia, L.P., Term Loan B , (DD1) 8.916% SOFR30A 3.500% 10/29/29 8,264,670
879 SS&C Technologies Inc., Term
Loan B5
7.180% TSFR1M 1.750% 4/16/25 879,788
528 SS&C Technologies Inc., Term
Loan B6
7.666% SOFR30A 2.250% 3/22/29 529,910
1,248 SS&C Technologies Inc., Term
Loan B7
7.666% SOFR30A 2.250% 3/22/29 1,252,455
10,927 Syniverse Holdings, Inc., Term
Loan
12.302% SOFR90A 7.000% 5/10/29 10,423,648
5,345 Tempo Acquisition LLC, Term
Loan B
8.066% TSFR1M 2.750% 8/31/28 5,365,995
22,207 Ultimate Software Group Inc
(The), Term Loan B
8.814% SOFR90A 3.500% 2/10/31 22,334,540
4,201 Vision Solutions, Inc., Term Loan 11.750% Prime 3.250% 5/28/28 4,191,478
2,730 VS Buyer, LLC, Term Loan B 8.569% SOFR30A 3.250% 4/04/31 2,741,166
4,547 West Corporation, Term Loan
B3
9.450% SOFR90A 4.000% 4/10/27 4,459,655
1,892 World Wide Technology
Holding Co. LLC, Term Loan
8.171% SOFR30A 2.750% 3/01/30 1,904,827
14,144 Zelis Payments Buyer, Inc., Term
Loan B
8.066% TSFR1M 2.750% 9/28/29 14,184,947
7,224 ZoomInfo LLC, Term Loan 7.566% TSFR1M 2.250% 2/28/30 7,269,543
Total Software & Services 290,351,269
Technology Hardware & Equipment - 2.7% (1.6% of Total Investments)
9,697 CommScope, Inc., Term Loan B 8.680% SOFR30A 3.250% 4/06/26 8,573,430
4,645 Delta Topco Inc ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 4,653,129
8,222 Delta TopCo, Inc., Term Loan B 9.121% SOFR180A 3.750% 12/01/27 8,244,142
3,914 II-VI Incorporated, Term Loan B N/A% N/A N/A 7/02/29 3,937,629
4,604 Ingram Micro Inc., Term Loan 8.571% SOFR90A 3.000% 7/02/28 4,623,802
4,061 MLN US HoldCo LLC, Term Loan 12.127% SOFR90A 6.700% 10/18/27 812,170
6,990 MLN US HoldCo LLC, Term
Loan, First Lien
9.929% SOFR90A 4.500% 12/01/25 825,714
2,398 Riverbed Technology, Inc., Term
Loan
5.905% 3-Month 2.250% 7/03/28 1,516,617
Total Technology Hardware & Equipment 33,186,633
Telecommunication Services - 5.5% (3.3% of Total Investments)
4,441 Altice France S.A., Term Loan
B12
9.278% 3-Month LIBOR 3.688% 2/02/26 3,829,436
12,675 Altice France S.A., Term Loan
B13 , (DD1)
9.569% 3-Month LIBOR 4.000% 8/14/26 10,764,800
6,469 Cincinnati Bell, Inc., Term Loan
B2 , (DD1)
8.666% SOFR30A 3.250% 11/24/28 6,475,461
1,911 Connect Finco Sarl, Term Loan B 9.816% TSFR1M 4.500% 9/13/29 1,857,115
876 (d) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/25 17,520
10,159 Frontier Communications Corp.,
Term Loan B
9.180% SOFR30A 3.750% 10/08/27 10,151,139
928 LCPR Loan Financing LLC, Term
Loan B
9.185% TSFR1M 3.750% 10/16/28 912,645
10,057 Level 3 Financing Inc., Term
Loan B1 , (DD1)
11.875% TSFR1M 6.560% 4/15/29 9,907,818
7,815 Level 3 Financing Inc., Term
Loan B2 , (DD1)
11.875% TSFR1M 6.560% 4/15/30 7,676,772
2,087 Lumen Technologies, Inc., Term
Loan B1
7.780% 1-Week LIBOR 2.350% 4/16/29 1,515,045

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services (continued)
$ 2,134 Lumen Technologies, Inc., Term
Loan B2
7.780% SOFR30A 2.350% 4/15/30 $ 1,506,879
1,172 Virgin Media Bristol LLC, Term
Loan N
7.935% SOFR30A 2.500% 1/31/28 1,151,930
1,080 Zayo Group Holdings, Inc., Term
Loan , (DD1)
8.317% TSFR1M 3.000% 3/09/27 936,733
12,234 Ziggo Financing Partnership,
Term Loan I
7.935% SOFR30A 2.500% 4/28/28 12,090,704
Total Telecommunication Services 68,793,997
Transportation - 5.4% (3.2% of Total Investments)
5,303 AAdvantage Loyalty IP Ltd.,
Term Loan
10.336% SOFR90A 4.750% 4/20/28 5,522,100
515 Air Canada, Term Loan B 7.833% TSFR3M 2.500% 3/14/31 519,184
11,884 American Airlines, Inc., Term
Loan B , (DD1)
8.598% SOFR90A 2.750% 2/06/28 11,920,937
905 American Airlines, Inc., Term
Loan, First Lien
7.074% SOFR90A 1.750% 1/29/27 905,261
873 Apple Bidco LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 876,298
6,386 Brown Group Holding, LLC,
Term Loan B
8.166% SOFR30A 2.750% 4/22/28 6,398,500
3,344 Brown Group Holding, LLC,
Term Loan B2
8.332% 3.000% 6/09/29 3,353,001
2,393 First Student Bidco Inc, Term
Loan B
8.564% SOFR90A 3.000% 7/21/28 2,399,846
728 First Student Bidco Inc, Term
Loan C
8.564% SOFR90A 3.000% 7/21/28 729,882
1,196 Hertz Corporation, (The), Term
Loan B
8.680% TSFR1M 3.250% 6/30/28 1,103,590
238 Hertz Corporation, (The), Term
Loan C
8.680% TSFR1M 3.250% 6/30/28 219,625
1,092 Kestrel Bidco Inc., Term Loan B 8.418% TSFR1M 3.000% 12/11/26 1,094,954
2,786 KKR Apple Bidco, LLC, Term
Loan
8.180% TSFR1M 2.750% 9/25/28 2,792,464
3,078 Mileage Plus Holdings LLC,
Term Loan B , (DD1)
10.733% SOFR90A 5.250% 6/21/27 3,164,334
6,167 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 6,368,802
12,990 Uber Technologies, Inc., Term
Loan B , (DD1)
8.079% SOFR90A 2.750% 3/04/30 13,091,265
6,550 United Airlines, Inc., Term Loan
B
8.076% TSFR3M 2.750% 2/24/31 6,585,828
Total Transportation 67,045,871
Utilities - 2.0% (1.2% of Total Investments)
2,718 ExGen Renewables IV, LLC,
Term Loan
8.105% TSFR3M 2.500% 12/15/27 2,722,742
1,960 Pacific Gas & Electric Company,
Term Loan
7.816% SOFR30A 3.000% 6/23/27 1,966,125
10,402 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 10,450,221
8,493 Talen Energy Supply, LLC, Term
Loan C
9.826% SOFR90A 4.500% 5/27/30 8,532,274
900 Vistra Zero Operating Company,
LLC, Term Loan B
8.068% SOFR30A 2.750% 3/20/31 903,771
Total Utilities 24,575,133
Total Variable Rate Senior Loan Interests
(cost $1,753,486,665) 1,735,392,072

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 15 .0% ( 9 .0 % of Total Investments) X 186,994,966
Capital Goods - 0.3% (0.2% of Total Investments)
$ 4,537 TransDigm Inc 4.625% 1/15/29 $ 4,155,847
Total Capital Goods 4,155,847
Commercial & Professional Services - 1.2% (0.7% of Total Investments)
3,000 (f) Boost Newco Borrower LLC 7.500% 1/15/31 3,096,276
4,650 (f) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 4,542,662
4,750 (f) Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/27 4,326,085
3,431 (f) Prime Security Services Borrower LLC / Prime Finance Inc 5.750% 4/15/26 3,387,844
Total Commercial & Professional Services 15,352,867
Consumer Discretionary Distribution & Retail - 0.8% (0.5% of Total Investments)
4,620 (f) Hertz Corp/The 4.625% 12/01/26 3,578,575
6,055 (f) Michaels Cos Inc/The 7.875% 5/01/29 4,436,580
1,812 (f) PetSmart Inc / PetSmart Finance Corp 4.750% 2/15/28 1,672,202
Total Consumer Discretionary Distribution & Retail 9,687,357
Consumer Services - 1.2% (0.7% of Total Investments)
10,261 (f) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 8,848,818
1,807 (f) 1011778 BC ULC / New Red Finance Inc 3.500% 2/15/29 1,613,092
2,955 (f) Carnival Holdings Bermuda Ltd 10.375% 5/01/28 3,204,009
1,799 (f) Life Time Inc 5.750% 1/15/26 1,779,437
Total Consumer Services 15,445,356
Energy - 1.8% (1.1% of Total Investments)
560 (f) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 578,885
3,500 (f) Citgo Petroleum Corp 7.000% 6/15/25 3,496,412
1,799 (f) Hilcorp Energy I LP / Hilcorp Finance Co 6.250% 11/01/28 1,772,541
1,799 (f) MEG Energy Corp 5.875% 2/01/29 1,740,526
6,000 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 5,851,745
1,335 (f) Talos Production Inc 9.375% 2/01/31 1,422,708
2,500 (f) Transocean Inc 11.500% 1/30/27 2,602,918
4,750 (f) Weatherford International Ltd 8.625% 4/30/30 4,932,355
Total Energy 22,398,090
Equity Real Estate Investment Trusts (REITs) - 0.5% (0.3% of Total Investments)
9,750 American Tower Corp 2.950% 1/15/51 5,885,685
Total Equity Real Estate Investment Trusts (REITs) 5,885,685
Health Care Equipment & Services - 1.4% (0.9% of Total Investments)
3,025 (f) Mozart Debt Merger Sub Inc 3.875% 4/01/29 2,709,889
4,660 (f) Select Medical Corp 6.250% 8/15/26 4,661,747
6,000 (f) Team Health Holdings Inc 13.500% 6/30/28 6,645,000
3,765 Tenet Healthcare Corp 6.125% 10/01/28 3,717,761
Total Health Care Equipment & Services 17,734,397
Insurance - 0.2% (0.1% of Total Investments)
1,825 (f) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
6.750% 4/15/28 1,823,074
935 (f) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
4.250% 10/15/27 872,174
Total Insurance 2,695,248
Materials - 0.8% (0.5% of Total Investments)
1,000 Ball Corp 6.000% 6/15/29 995,033
5,425 Celanese US Holdings LLC 5.900% 7/05/24 5,419,431
1,280 (f) LABL Inc 9.500% 11/01/28 1,280,477

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 1,810 (f) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 $ 1,665,759
1,135 (f) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc
5.375% 9/01/25 901,963
Total Materials 10,262,663
Media & Entertainment - 2.2% (1.3% of Total Investments)
2,500 (f) Altice Financing SA 5.750% 8/15/29 1,856,936
13,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 8,223,028
20 iHeartCommunications Inc 6.375% 5/01/26 16,589
1,350 (f) LCPR Senior Secured Financing DAC 5.125% 7/15/29 1,127,528
4,132 (f) McGraw-Hill Education Inc 5.750% 8/01/28 3,831,905
167 (f) Radiate Holdco LLC / Radiate Finance Inc 4.500% 9/15/26 127,543
8,994 (f) VZ Secured Financing BV 5.000% 1/15/32 7,575,989
4,195 (f) Ziggo Bond Co BV 6.000% 1/15/27 4,124,411
Total Media & Entertainment 26,883,929
Pharmaceuticals, Biotechnology & Life Sciences - 0.2% (0.1% of Total Investments)
2,650 (f) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 2,291,459
Total Pharmaceuticals, Biotechnology & Life Sciences 2,291,459
Software & Services - 0.3% (0.2% of Total Investments)
1,000 (f) Open Text Holdings Inc 4.125% 12/01/31 857,074
5,518 (f) Rackspace Finance LLC 3.500% 5/15/28 2,620,743
Total Software & Services 3,477,817
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
3,025 (f) Commscope Inc 4.750% 9/01/29 2,109,937
Total Technology Hardware & Equipment 2,109,937
Telecommunication Services - 2.7% (1.6% of Total Investments)
9,216 (f) Frontier Communications Holdings LLC 5.875% 10/15/27 8,839,605
3,022 (f) Frontier Communications Holdings LLC 6.000% 1/15/30 2,518,065
2,250 Frontier Communications Holdings LLC 5.875% 11/01/29 1,878,585
2,000 (f) Frontier Communications Holdings LLC 5.000% 5/01/28 1,839,977
3,990 (f) Level 3 Financing Inc 10.500% 5/15/30 3,953,777
2,000 (f) Level 3 Financing Inc 10.500% 4/15/29 1,995,903
8,160 (f) Vmed O2 UK Financing I PLC 4.750% 7/15/31 6,810,081
7,820 (f) Vmed O2 UK Financing I PLC 4.250% 1/31/31 6,388,586
Total Telecommunication Services 34,224,579
Transportation - 0.4% (0.2% of Total Investments)
3,025 Delta Air Lines Inc 3.750% 10/28/29 2,725,690
2,377 (f) United Airlines Inc 4.625% 4/15/29 2,190,713
Total Transportation 4,916,403
Utilities - 0.8% (0.5% of Total Investments)
3,060 Pacific Gas and Electric Co 4.550% 7/01/30 2,840,206
0 (g) Pacific Gas and Electric Co 4.500% 7/01/40 1
6,028 PG&E Corp 5.000% 7/01/28 5,743,646
950 PG&E Corp 5.250% 7/01/30 889,479
Total Utilities 9,473,332
Total Corporate Bonds
(cost $185,005,610) 186,994,966

Shares Description (a) Value
X –
COMMON STOCKS - 3 .1% ( 1 .8 % of Total Investments) X 38,010,157
Banks - 0.0% (0.0% of Total Investments)
78,746 (h) iQor US Inc $ 72,210
Total Banks 72,210
Capital Goods - 0.0% (0.0% of Total Investments)
4,865 (h) TNT Crane & Rigging Inc 9,730
8,626 (h) TNT Crane & Rigging Inc 4,313
Total Capital Goods 14,043
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
749 (h) Belk Inc 6,741
Total Consumer Discretionary Distribution & Retail 6,741
Consumer Services - 0.1% (0.0% of Total Investments)
699,154 (h) 24 Hour Fitness Worldwide Inc 5,593
332,537 (h) 24 Hour Fitness Worldwide Inc 3,325
57,279 (h) Cengage Learning Holdings II Inc 830,546
2,513 (h) Crown Finance US Inc 47,559
Total Consumer Services 887,023
Energy - 1.6% (1.0% of Total Investments)
42,689 Chord Energy Corp 7,555,099
795,830 (h) Tal Shares Quartenorth Entitlement 10,489,046
215,829 (h) Transocean Ltd 1,126,627
24,445 (h) Vantage Drilling International 696,683
Total Energy 19,867,455
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
167,590 (h),(i) Millennium Health LLC 16,759
157,320 (h),(i) Millennium Health LLC 1,573
195,344 (h) Onex Carestream Finance LP 19,535
Total Health Care Equipment & Services 37,867
Materials - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 7,998
Total Materials 7,998
Media & Entertainment - 0.0% (0.0% of Total Investments)
34,846 (h) Catalina Marketing Corp 4,356
Total Media & Entertainment 4,356
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
60,637 (h) Bright Bidco BV 18,009
44,390 (h) Bright Bidco BV 13,184
Total Semiconductors & Semiconductor Equipment 31,193
Software & Services - 0.2% (0.1% of Total Investments)
390,364 (h) Avaya Inc 1,610,251
81,991 (h) Avaya Inc 338,213
Total Software & Services 1,948,464
Technology Hardware & Equipment - 0.0% (0.0% of Total Investments)
45,085 (h) Windstream Services PE LLC 552,291
Total Technology Hardware & Equipment 552,291
Telecommunication Services - 0.1% (0.0% of Total Investments)
46,534 (h) Windstream Services PE LLC 570,041
Total Telecommunication Services 570,041

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
Shares Description (a) Value
Transportation - 0.0% (0.0% of Total Investments)
2,293 (h) ACBL HLDG CORP $ 98,599
Total Transportation 98,599
Utilities - 1.1% (0.7% of Total Investments)
6,267 (h),(i),(j) Vistra Vision 13,911,876
Total Utilities 13,911,876
Total Common Stocks
(cost $69,223,868) 38,010,157
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 1.4% (0.9% of Total Investments) X 17,712,648
$ 750 (f),(k) Battalion CLO XI Ltd, (3-Month LIBOR reference rate +
7.112% spread), 2017 11A
8.034% 4/24/34 $ 681,159
1,500 (f),(k) CIFC Funding 2019-I Ltd, (3-Month LIBOR reference rate +
7.092% spread), 2019 1A
7.893% 4/20/32 1,505,800
2,000 (f),(k) Dryden 50 Senior Loan Fund, (3-Month LIBOR reference rate + 6.522% spread), 2017 50A
11.850% 7/15/30 1,945,410
3,000 (f),(k) Flatiron CLO 19 Ltd, (TSFR3M reference rate + 6.362%
spread), 2019 1A
11.687% 11/16/34 2,975,895
2,000 (f),(k) Gilbert Park CLO Ltd, (TSFR3M reference rate + 6.662%
spread), 2017 1A
11.990% 10/15/30 1,994,960
1,500 (f),(k) KKR CLO 30 Ltd, (3-Month LIBOR reference rate + 6.662%
spread), 2021 30A
11.979% 10/17/31 1,506,140
750 (f),(k) Magnetite XXVII Ltd, (TSFR3M reference rate + 6.262%
spread), 2020 27A
11.586% 10/20/34 752,221
1,000 (f),(k) Neuberger Berman Loan Advisers CLO 28 Ltd, (TSFR3M
reference rate + 5.862% spread), 2018 28A
11.186% 4/20/30 1,002,847
2,875 (f),(k) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A
8.524% 4/25/36 2,875,331
2,500 (f),(k) Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR reference rate + 6.012% spread), 2017 3A
6.813% 10/20/30 2,472,885
Total Asset-Backed Securities
(cost $17,621,124) 17,712,648
Shares Description (a) Value
X –
WARRANTS - 0 .5% ( 0 .3 % of Total Investments) X 6,717,639
Energy - 0.0% (0.0% of Total Investments)
1,129 California Resources Corp $ 19,441
Total Energy 19,441
Media & Entertainment - 0.5% (0.3% of Total Investments)
326,093 Cineworld Group PLC 6,171,310
Total Media & Entertainment 6,171,310
Telecommunication Services - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 4
Total Telecommunication Services 4
Transportation - 0.0% (0.0% of Total Investments)
6,822 ACBL HLDG CORP 409,320
2,411 ACBL HLDG CORP 103,673
20,466 (i) American Commercial Barge Line LLC 7,163
26,910 (i) American Commercial Barge Line LLC 6,728
Total Transportation 526,884
Total Warrants
(cost $6,519,648) 6,717,639

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .1% ( 0 .0 % of Total Investments) X 582,720
Transportation - 0.1% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0.000% $ 582,720
Total Transportation 582,720
Total Convertible Preferred Securities
(cost $296,216) 582,720
Total Long-Term Investments
(cost $2,032,153,131) 1,985,410,202
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 7.6% (4.5% of Total Investments)
X –
INVESTMENT COMPANIES - 7.6% (4.5% of Total Investments) X 94,289,956
94,289,956 BlackRock Liquidity Funds T-Fund 4.720%(l) $ 94,289,956
Total Investment Companies
(cost $94,289,956) 94,289,956
Total Short-Term Investments
(cost $94,289,956) 94,289,956
Total Investments (cost $ 2,126,443,087 ) - 167 .2% 2,079,700,158
Borrowings - (38.4)% (m),(n) (477,200,000)
TFP Shares, Net - (22.8)%(o) (283,628,090)
Other Assets & Liabilities, Net -  (6.0)% (74,883,288)
Net Assets Applicable to Common Shares - 100% $ 1,243,988,780
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,735,392,072 $ – $ 1,735,392,072
Corporate Bonds – 186,994,966 – 186,994,966
Common Stocks 19,875,453 4,204,496 13,930,208 38,010,157
Asset-Backed Securities – 17,712,648 – 17,712,648
Warrants 19,441 6,684,307 13,891 6,717,639
Convertible Preferred Securities – 582,720 – 582,720
Short-Term Investments:
Investment Companies 94,289,956 – – 94,289,956
Total
$ 114,184,850 $ 1,951,571,209 $ 13,944,099 $ 2,079,700,158

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JFR
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Common Stocks Warrants
Balance at the beginning of period $533,440 $10,418
Gains (losses):
Net realized gains (losses) - (14,277)
Change in net unrealized appreciation (depreciation) 158,886 (229,747)
Purchases at cost - 233,220
Sales at proceeds - 14,277
Net discounts (premiums) - -
Transfers into 13,911,876 -
Transfers (out of) (356,222) -
Balance at the end of period $13,930,208 $13,891
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(2,966,606) $(229,747)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JFR Warrants $13,891 Expected Recovery Recovery Proceeds $0.25-$0.35 $0.302
Common Stocks 13,930,208 Expected Recovery Recovery Proceeds $0.01-$0.10 $0.0923
Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $13,944,099
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $- $- $356,222 $- $- $(356,222)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $156,364,889 or 7.5% of Total Investments.
(g) Principal Amount (000) rounds to less than $1,000.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.

(k) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(m) Borrowings as a percentage of Total Investments is 22.9%.
(n) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) TFP Shares, Net as a percentage of Total Investments is 13.6%.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.